Current Financial Assets and Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
Cash and cash equivalents [abstract]
Cash and bank accounts	$ 58,689	$ 81,708
Money market funds	0	0
Fixed bank deposits	90,353	55,000
Total cash and cash equivalents	$ 149,042	$ 136,708